Cash, Cash Equivalents and Restricted Cash - Summary of Restricted Cash (Detail) $ in Thousands	Dec. 31, 2016 MXN ($)
Disclosure Of Restricted Cash And Cash Equivalents [Abstract]
Restricted cash	$ 10,478,626